Note 5 - Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Capital Leased Assets, Gross	$ 4,662	$ 3,941
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 2,877	$ 2,651